Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2022
Accrued Expenses and Other Current Liabilities Disclosure [Abstract]
Accrued Expenses and Other Current Liabilities

3. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	June 30, 2022	December 31, 2021
	(in thousands)
Accrued salary and other employee liabilities	$2,086	$2,423
Accrued legal and professional services	283	1,540
Other accrued liabilities	1,885	637
Total	$4,254	$4,600